Government Grants - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Revenue Disclosure [Abstract]
Amortization of government grants	$ 44	$ 47	$ 44
Restricted retained earnings	$ 3,100	$ 3,200